Property, plant and equipment	9 Months Ended
Sep. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
19 PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Machinery, equipment and facilities	Work in progress	Other (1)	Total
Average rate %		3.44	7.20		19.81
Accumulated cost	16,775,348	13,816,631	62,822,096	3,510,535	1,806,592	98,731,202
Accumulated depreciation		(4,294,038)	(28,541,598)		(909,526)	(33,745,162)
Balances at December 31, 2024	16,775,348	9,522,593	34,280,498	3,510,535	897,066	64,986,040
Additions	3,080	262	649,533	3,880,270	45,681	4,578,826
Write-offs	(64,222)	(54,566)	(152,457)		(154,907)	(426,152)
Depreciation		(434,875)	(4,123,031)		(287,270)	(4,845,176)
Transfers and other	5,980	896,470	3,524,210	(4,626,006)	201,995	2,649
Accumulated cost	16,720,186	14,589,194	66,353,229	2,764,799	1,830,011	102,257,419
Accumulated depreciation		(4,659,310)	(32,174,476)		(1,127,446)	(37,961,232)
Balances at December 31, 2025	16,720,186	9,929,884	34,178,753	2,764,799	702,565	64,296,187
Additions		8,268	248,027	1,981,221	1,952	2,239,468
Acquisition of subsidiaries (Note 1.2.1)	2,060,602	3,294,009	6,533,683	532,717	(10,496)	12,410,515
Write-offs	(60,812)	(3,153)	(21,808)		(2,656)	(88,429)
Depreciation		(388,998)	(3,248,830)		(207,189)	(3,845,017)
Exchange rate variation, net	(5,910)	(10,367)	(27,614)	(3,092)	70	(46,913)
Transfers and other	(1,430)	161,832	2,618,547	(2,933,862)	160,350	5,437
Accumulated cost	18,712,636	20,028,360	85,124,376	2,341,783	1,887,002	128,094,157
Accumulated depreciation		(7,036,885)	(44,843,618)		(1,242,406)	(53,122,909)
Balances at September 30, 2026	18,712,636	12,991,475	40,280,758	2,341,783	644,596	74,971,248
(1)Includes vehicles, furniture and utensils and computer equipment.

On September 30, 2026, the Company evaluated the business, market and climate impacts, and did not identify any material event that indicated the need to perform an impairment test and to record any impairment provision for property, plant and equipment.
19.1 Items pledged as collateral
On September 30, 2026, property, plant and equipment items pledged as collateral, consisting mainly of the units of Ribas do Rio Pardo, Três Lagoas and Imperatriz are set forth below:

	Type of collateral	9/30/2026	12/31/2025
Land	Financial/Legal	25,184	25,562
Buildings	Financial	1,682,093	1,719,004
Machinery, equipment and facilities (1)	Financial	8,222,799	19,437,703
Work in progress	Financial	389,072	339,063
Other	Financial	56,733	48,475
		10,375,881	21,569,807
(1)The Company formalized, on January 30, 2026, the release of the fiduciary collateral over machinery and equipment associated with the Ribas do Rio Pardo pulp mill, previously pledged in favor of HSBC Corporate Trustee Company (UK) Limited, as Security Agent, and Finnish Export Credit Ltd. (FEC), in connection with the financing agreement entered into by the Company with Finnvera, totaling R$10,686,019. Following the termination of the financing agreement, the related assets were fully released from the collateral and any associated encumbrances.
19.2 Capitalized expenses
For the period ended September 30, 2026, the Company capitalized loan costs in the amount of R$50,725 (R$274,731 as of December 31, 2025). The weighted average interest rate, adjusted by the equalization of the exchange rate effects, utilized to determine the capitalized amount was 12.84% p.a. (13.35% p.a. as of December 31, 2025).
19.3 Asset Retirement Obligation (ARO)
On September 30, 2026, the Company has provisioned the amount of R$68,888 (R$68,681 as of December 31, 2025) arising asset retirement obligation of industrial landfills The corresponding liability is recorded under “Other liabilities,” segregated between current and non-current, according to the expected settlement date.